Semiannual Report                                             September 30, 1997




                                 P  I  M  C  O






                           I N T E R N A T I O N A L


                               B O N D   F U N D

CHAIRMAN'S MESSAGE


Dear Client:

The first six months of the PIMCO International Bond Fund's current fiscal year marked a successful period for fixed income investors as interest rates declined in the world's major bond markets. Yield declines were generally driven by the combined influence of benign inflation and only modest economic growth, both of which argued in favor of lower interest rates.

Country selection benefited the Fund during the period, boosted by significant allocations to the dollar bloc nations of Australia, Canada and New Zealand, three of the world's top performing markets. These markets experienced substantial yield declines as inflation remained dormant and central bank rate postures were less restrictive than market expectations. European market exposure focused on short-intermediate Swedish bonds. Like the dollar bloc issues, these securities benefited when the market recognized that it had overestimated the amount of probable future central bank tightening.

The favorable impact of dollar bloc and Swedish exposure was somewhat mitigated, however, by an underweighted allocation to Japan, which also rallied strongly. With 10-year bond yields hovering around 2.5% at the beginning of the period, and with emergent signals of improving growth, we assessed the Japanese market's risks to outweigh its potential gains. In retrospect, Japan's April consumption tax hike had a strong negative impact on the economy, driving nearly all major indicators of consumer strength below expectations, and sending interest rates considerably lower.

The Fund's six-month return of 8.11% led its two performance benchmarks as shown below. I am pleased to report that longer-term performance continues to be strong, particularly relative to the domestic Lehman Aggregate Index. This consistent record of outperformance highlights the potential gains available to a domestic-benchmarked account through selective investments in foreign securities.



                             [GRAPH APPEARS HERE]


                     INTERNATIONAL          SALOMON
                         UNIT               FOREIGN
    MONTH               VALUE               HEDGED               LBAG
==============     ================     ===============     ===============
   12/31/89         $ 5,000,000.00       $5,000,000.00       $5,000,000.00
   01/31/90           4,944,944.94        4,900,984.30        4,940,584.09
   02/28/90           4,859,859.86        4,827,958.60        4,956,571.00
   03/31/90           4,924,924.92        4,825,551.51        4,960,221.55
   04/30/90           4,894,710.66        4,821,680.66        4,914,778.45
   05/31/90           4,980,317.74        4,942,717.92        5,060,297.08
   06/30/90           5,060,889.11        4,968,415.16        5,141,490.43
   07/31/90           5,189,338.07        4,987,801.94        5,212,613.29
   08/31/90           5,101,992.78        4,920,468.67        5,143,001.01
   09/30/90           5,096,854.82        4,892,917.32        5,185,548.84
   10/31/90           5,191,047.21        5,033,341.36        5,251,384.69
   11/30/90           5,295,705.42        5,115,897.81        5,364,425.98
   12/31/90           5,353,790.72        5,167,064.59        5,448,011.08
   01/31/91           5,461,621.35        5,265,237.81        5,515,357.50
   02/28/91           5,537,102.79        5,342,635.30        5,562,437.06
   03/31/91           5,493,970.54        5,345,842.58        5,600,704.93
   04/30/91           5,571,350.41        5,372,037.50        5,661,379.66
   05/31/91           5,598,986.08        5,403,732.93        5,694,486.40
   06/30/91           5,576,877.54        5,374,551.92        5,691,591.14
   07/31/91           5,627,372.41        5,423,461.26        5,770,518.63
   08/31/91           5,756,414.85        5,493,422.81        5,895,392.75
   09/30/91           5,868,625.66        5,582,966.31        6,014,853.98
   10/31/91           5,919,954.75        5,622,605.11        6,081,822.76
   11/30/91           5,937,064.45        5,640,596.44        6,137,588.12
   12/31/91           6,117,563.28        5,741,001.09        6,319,864.05
   01/31/92           6,123,555.02        5,789,224.07        6,233,887.21
   02/29/92           6,153,513.70        5,808,327.86        6,274,420.95
   03/31/92           6,096,592.20        5,775,220.70        6,239,048.34
   04/30/92           6,127,014.32        5,793,124.20        6,284,113.80
   05/31/92           6,212,196.25        5,855,688.85        6,402,693.86
   06/30/92           6,193,942.98        5,879,697.88        6,490,810.67
   07/31/92           6,193,942.98        5,920,855.75        6,623,237.66
   08/31/92           6,193,942.98        5,939,803.40        6,690,332.33
   09/30/92           6,298,508.05        6,037,215.46        6,769,637.46
   10/31/92           6,465,396.88        6,136,224.65        6,679,884.19
   11/30/92           6,465,396.88        6,128,248.75        6,681,394.76
   12/31/92           6,545,750.76        6,190,758.10        6,787,638.47
   01/31/93           6,570,431.77        6,252,047.65        6,917,799.60
   02/28/93           6,704,914.29        6,386,466.99        7,038,897.28
   03/31/93           6,743,337.87        6,366,029.55        7,068,227.59
   04/30/93           6,717,722.15        6,350,113.52        7,117,447.13
   05/31/93           6,763,199.96        6,361,543.92        7,126,510.57
   06/30/93           6,912,627.05        6,470,327.82        7,255,664.65
   07/31/93           6,997,085.83        6,542,794.04        7,296,701.91
   08/31/93           7,128,240.21        6,662,526.92        7,424,597.18
   09/30/93           7,141,355.65        6,719,825.26        7,444,989.93
   10/31/93           7,252,836.86        6,806,509.53        7,472,809.67
   11/30/93           7,292,542.17        6,890,230.49        7,409,239.68
   12/31/93           7,480,183.96        7,002,540.45        7,449,395.77
   01/31/94           7,466,521.52        6,923,412.46        7,549,974.82
   02/28/94           7,271,176.48        6,796,715.31        7,418,806.65
   03/31/94           7,184,356.46        6,746,420.28        7,235,901.31
   04/30/94           7,133,711.45        6,711,338.66        7,178,121.85
   05/31/94           6,943,674.06        6,671,742.14        7,177,114.80
   06/30/94           6,768,254.92        6,605,690.48        7,161,253.78
   07/31/94           6,804,800.58        6,669,764.43        7,303,499.50
   08/31/94           6,723,527.17        6,615,738.42        7,312,562.94
   09/30/94           6,686,584.71        6,626,323.08        7,204,934.54
   10/31/94           6,716,138.68        6,641,562.52        7,198,514.60
   11/30/94           6,775,246.61        6,733,217.10        7,182,527.69
   12/31/94           6,768,742.45        6,742,643.76        7,232,124.87
   01/31/95           6,845,009.97        6,814,791.20        7,375,251.76
   02/28/95           6,940,344.37        6,919,736.78        7,550,604.23
   03/31/95           7,092,879.41        7,113,490.73        7,596,928.50
   04/30/95           7,226,347.58        7,225,172.89        7,703,046.32
   05/31/95           7,283,548.22        7,465,048.50        8,001,132.93
   06/30/95           7,216,814.14        7,458,328.18        8,059,793.55
   07/31/95           7,359,815.74        7,530,674.05        8,041,792.55
   08/31/95           7,512,350.78        7,572,092.15        8,138,846.93
   09/30/95           7,579,084.86        7,709,146.27        8,218,026.18
   10/31/95           7,741,153,34        7,789,321.66        8,324,899.30
   11/30/95           8,028,928.56        7,953,676.66        8,449,647.53
   12/31/95           8,172,816.16        7,999,014.40        8,568,227.59
   01/31/96           8,323,302.60        8,066,204.55        8,625,125.88
   02/29/96           8,071,081.31        7,968,603.83        8,475,201.41
   03/31/96           8,162,452.04        8,061,039.08        8,416,289.02
   04/30/96           8,314,736.60        8,102,151.41        8,368,957.70
   05/31/96           8,294,431.99        8,165,347.11        8,351,963.75
   06/30/96           8,406,605.60        8,224,954.95        8,464,123.87
   07/31/96           8,518,966.07        8,289,929.93        8,487,286.00
   08/31/96           8,682,399.47        8,414,281.81        8,473,061.43
   09/30/96           8,938,478.46        8,547,224.37        8,620,720.04
   10/31/96           9,277,524.20        8,690,819.90        8,811,681.77
   11/30/96           9,585,747.60        8,836,825.77        8,962,613.29
   12/31/96           9,541,698.32        8,831,523.68        8,879,279.96
   01/31/97           9,589,949.64        8,948,098.08        8,096,470.29
   02/28/97           9,650,263.79        9,032,212.63        8,928,625.38
   03/31/97           9,456,645.41        9,006,921.99        8,829,682.78
   04/30/97           9,529,482.22        9,099,692.28        8,961,858.01
   05/31/97           9,711,574.23        9,149,740.10        9,046,576.03
   06/30/97           9,917,870.53        9,293,390.93        9,153,952.67
   07/31/97          10,149,938.93        9,445,801.59        9,400,805.64
   08/31/97          10,027,797.66        9,476,973.32        9,320,619.34
   09/30/97          10,224,041.93        9,619,127.86        9,458,081.57


Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/90, the first full month following the Fund's inception on 12/13/89, compared to the Salomon Brothers World Government Bond Index (Currency Hedged) and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

Continued deflationary pressures in Japan, the economics of European Monetary Union, fragile growth in many countries, and the recent turmoil in emerging markets, create both challenges and opportunities for foreign bond investors. PIMCO believes the Fund can capitalize on these opportunities and continue to add value to your account.


Sincerely,

/s/ BRENT R. HARRIS
    -------------------------------
    Brent R. Harris
    Chairman of the Board
    November 21, 1997

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997 (unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                            $1,134,715
---------------------------------------------------------------------------
Cash and foreign currency                                               505
---------------------------------------------------------------------------
Receivable for investments and foreign currency sold                255,769
---------------------------------------------------------------------------
Interest receivable                                                  27,892
---------------------------------------------------------------------------
                                                                  1,418,881
===========================================================================

Liabilities:

Payable for investments and foreign currency purchased              648,629
---------------------------------------------------------------------------
Written options outstanding                                              30
---------------------------------------------------------------------------
Accrued investment adviser's fee                                        183
---------------------------------------------------------------------------
Accrued administrator's fee                                             183
---------------------------------------------------------------------------
Variation margin payable                                                404
---------------------------------------------------------------------------
                                                                    649,429
===========================================================================

Net Assets                                                       $  769,452
===========================================================================

Net Assets Consist of:

Paid in capital                                                  $  683,441
---------------------------------------------------------------------------
Undistributed net investment income                                  64,221
---------------------------------------------------------------------------
Accumulated undistributed net realized gain                          19,376
---------------------------------------------------------------------------
Net unrealized appreciation                                           2,414
---------------------------------------------------------------------------
                                                                 $  769,452
===========================================================================

Shares Issued and Outstanding                                        92,475
===========================================================================

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)                               $     8.32
===========================================================================

Cost of Investments Owned                                         1,143,208
===========================================================================

Cost of Foreign Currency Held                                           505
===========================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the period ended September 30, 1997 (unaudited)

$ in thousands

Investment Income:



Interest                                                                                $ 22,533
====================================================================================================

Expenses:

Investment advisory fees                                                                   1,128
----------------------------------------------------------------------------------------------------
Administration fees                                                                        1,128
----------------------------------------------------------------------------------------------------
Trustees' fees                                                                                 8
----------------------------------------------------------------------------------------------------
Miscellaneous                                                                                 16
----------------------------------------------------------------------------------------------------
      Total expenses                                                                       2,280
----------------------------------------------------------------------------------------------------
Net Investment Income                                                                     20,253
====================================================================================================

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                          30,194
----------------------------------------------------------------------------------------------------
Net realized gain on futures contracts and written options                                 4,592
----------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions                                        14,641
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                      13,482
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on futures contracts and written options             3,838
----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on translation of assets and
  liabilities denominated in foreign currencies                                          (16,056)
----------------------------------------------------------------------------------------------------
Net Gain                                                                                  50,691
----------------------------------------------------------------------------------------------------
Net Increase in Assets Resulting from Operations                                        $ 70,944
====================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


$ in thousands


                                                          Period ended         Year ended
                                                       September 30, 1997     March 31, 1997
                                                       ------------------     --------------
                                                           (unaudited)
Decrease in Net Assets from:

Operations

Net investment income                                     $  20,253            $    80,122
--------------------------------------------------------------------------------------------
Net realized gain                                            49,427                102,137
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         1,264                (23,658)
--------------------------------------------------------------------------------------------
Net increase resulting from operations                       70,944                158,601
============================================================================================

Distributions to Shareholders

From net investment income                                  (10,445)               (53,658)
--------------------------------------------------------------------------------------------
From net realized capital gains                                   0                (96,847)
--------------------------------------------------------------------------------------------
Total distributions                                         (10,445)              (150,505)
============================================================================================

Fund Share Transactions

Receipts for shares sold                                    111,366                282,531
--------------------------------------------------------------------------------------------
Issued as reinvestment of distributions                      10,154                147,963
--------------------------------------------------------------------------------------------
Cost of shares redeemed                                    (370,517)            (1,752,580)
--------------------------------------------------------------------------------------------
Net decrease resulting from Fund share transactions        (248,997)            (1,322,086)
--------------------------------------------------------------------------------------------

Total Decrease in Net Assets                              $(188,498)           $(1,313,990)
============================================================================================


Net Assets

--------------------------------------------------------------------------------------------
Beginning of period                                       $ 957,950            $ 2,271,940
--------------------------------------------------------------------------------------------
End of period *                                             769,452                957,950
============================================================================================

* Including undistributed net investment income of:       $  64,221            $    54,413
--------------------------------------------------------------------------------------------

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


Selected Per Share Data
for the Period or Year Ended:               9/30/97       3/31/97        3/31/96        3/31/95         3/31/94        3/31/93
                                          (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period       $   7.79       $   8.04     $     7.44       $   9.93      $    10.53     $    10.02
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                         0.18           0.84           0.63           2.18            0.47           0.62
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)       0.45           0.42           0.49          (2.41)           0.24           0.42
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations                        0.63           1.26           1.12          (0.23)           0.71           1.04
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income         (0.10)         (0.50)         (0.39)         (2.26)          (0.96)         (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net
 investment income                            0.00           0.00          (0.13)          0.00            0.00           0.00
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 capital gains                                0.00          (1.01)          0.00           0.00           (0.35)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                          (0.10)         (1.51)         (0.52)         (2.26)          (1.31)         (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value end of period             $   8.32       $   7.79     $     8.04       $   7.44      $     9.93     $    10.53
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                              8.11          15.86          15.08          (1.27)           6.54          10.61
-----------------------------------------------------------------------------------------------------------------------------------
Net assets end of period (000's)          $769,452       $957,950     $2,271,940       $ 45,950      $2,296,978     $2,589,677
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets (%)                                   0.51 (a)       0.50           0.50           0.43            0.43           0.46
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets (%)                       4.49 (a)       7.17           6.09           5.90            5.51           6.67
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                    129            875          1,046            674             370            301
-----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

For the period ended September 30, 1997 (unaudited)

$ in thousands

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Fund shares                                               $   111,367
--------------------------------------------------------------------------------
Redemptions of Fund shares                                            (370,517)
--------------------------------------------------------------------------------
Cash distributions paid                                                   (291)
--------------------------------------------------------------------------------
Proceeds from financing transactions                                   361,769
--------------------------------------------------------------------------------
Net increase from financing activities                                 102,328
================================================================================

Operating Activities

Purchases of long-term securities and foreign currency              (5,690,966)
--------------------------------------------------------------------------------
Proceeds from sales of long-term securities and foreign currency     5,269,679
--------------------------------------------------------------------------------
Purchases of short-term securities (net)                               289,654
--------------------------------------------------------------------------------
Net investment income                                                   20,253
--------------------------------------------------------------------------------
Change in other receivables/payables (net)                               5,966
--------------------------------------------------------------------------------
Net decrease from operating activities                                (105,414)
--------------------------------------------------------------------------------
Net Decrease in Cash and Foreign Currency                               (3,086)
================================================================================

Cash and Foreign Currency

--------------------------------------------------------------------------------
Beginning of period                                                      3,591
--------------------------------------------------------------------------------
End of period                                                      $       505
================================================================================

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 1997 (unaudited)

                                        Principal
                                         Amount            Value
                                         (000s)            (000s)

ARGENTINA (c)(e) 2.0%
Republic of Argentina
   3.353% due 04/01/01 (d)     AP         9,927           $  9,185
   3.241% due 09/01/02 (d)                7,250              6,321
                                                          --------
Total Argentina                                             15,506
                                                          ========
(Cost $12,800)


AUSTRALIA (c)(e) 4.9%

Commonwealth of Australia
   9.500% due 08/15/03         A$        14,400             12,344
   4.000% due 08/20/05 (h)               20,150             25,647
                                                          --------
Total Australia                                             37,991
                                                          ========
(Cost $37,882)


CANADA (c)(e) 18.3%

Commonwealth of Canada
   3.700% due 04/02/98         C$        31,720             22,556
   4.108% due 07/23/98                   50,000             35,071
   5.500% due 02/01/00                   33,000             24,258
   6.625% due 10/03/07         N$        50,000             31,726
   4.250% due 12/01/26 (h)     C$        36,632             27,522
                                                          --------
Total Canada                                               141,133
                                                          ========
(Cost $138,715)


CROATIA 1.1%

Republic of Croatia
   6.500% due 07/31/06 (d)      $         7,968              7,670
   6.500% due 07/30/10 (d)                1,220              1,150
                                                          --------
Total Croatia                                                8,820
                                                          ========
(Cost $9,050)


CZECH REPUBLIC (e) 2.3%

Bayerische Landesbank
   11.500% due 10/09/97        CK       570,000             17,320
                                                          --------
Total Czech Republic                                        17,320
                                                          ========
(Cost $21,201)


FINLAND (c)(e) 11.1%

Merita
   6.125% due 04/28/03 (d)      $         6,000              6,000
   5.925% due 09/11/03 (d)               31,500             31,503

Republic of Finland
   3.490% due 03/13/98         FM        71,000             13,245
   3.630% due 08/14/98                  142,000             26,008
   7.250% due 04/18/06                   41,000              8,577
                                                          --------
Total Finland                                               85,333
                                                          ========
(Cost $85,159)


GERMANY (c)(e) 0.0%

Republic of Germany            DM
   6.500% due 07/04/27                       65                 39
                                                          --------
Total Germany                                                   39
                                                          ========
(Cost $39)


GREECE (c)(e) 1.6%

Republic of Greece
   11.200% due 05/19/03 (d)    GD     1,100,000              3,967
   11.100% due 06/17/03 (d)           1,611,700              5,817
   14.000% due 10/23/03                 710,400              2,570
                                                          --------
Total Greece                                                12,354
                                                          ========
(Cost $13,379)


HUNGARY (e) 0.6%

Government of Hungary
   23.500% due 05/17/98        HF       850,000              4,363
                                                          --------
Total Hungary                                                4,363
                                                          ========
(Cost $4,576)


INDONESIA (e) 1.2%

Citibank Indonesia
   19.128% due 10/24/97        IR    30,000,000              9,064
                                                          --------
Total Indonesia                                              9,064
                                                          ========
(Cost $12,270)


ITALY (c)(e) 0.0%

Republic of Italy
   6.000% due 01/01/00         IL       270,000                159
   9.500% due 01/01/05                  140,000                 97
                                                          --------
Total Italy                                                    256
                                                          ========
(Cost $246)

September 30, 1997 (unaudited)

                                              Principal
                                               Amount         Value
                                               (000s)         (000s)

MEXICO (e) 1.1%

Republic of Mexico
   18.950% due 10/23/97        MP               33,260       $  4,240
   22.800% due 10/30/97                         32,330          4,109
                                                             --------
Total Mexico                                                    8,349
                                                             ========
(Cost $8,242)


NETHERLANDS (c)(e) 0.6%

Kingdom of Netherlands
   6.250% due 07/15/98         DG                9,100          4,671
                                                             --------
Total Netherlands                                               4,671
                                                             ========
(Cost $4,839)


NEW ZEALAND (c)(e) 17.6%

Commonwealth of New Zealand
   6.500% due 2/15/00          N$               66,900         42,556
  10.000% due 3/15/02                           67,900         48,918
   8.000% due 4/15/04                           47,350         32,443
   4.500% due 2/15/16 (h)                       18,150         11,261
                                                             --------
Total New Zealand                                             135,178
                                                             ========
(Cost $143,363)


POLAND (e) 8.5%

Republic of Poland
  21.670% due 10/22/97         PZ                2,010            580
  21.160% due 11/05/97                          41,500         11,870
  21.850% due 10/12/97                          12,150          3,459
  21.500% due 12/03/97                          23,620          6,635
  21.640% due 04/22/98                          35,030          9,051
  21.550% due 06/26/98                          12,700          3,165
  15.000% due 06/12/99                          30,000          7,943
   4.000% due 10/27/14 (d)      $               14,000         12,233
   3.000% due 10/27/24 (d)                      17,500         10,631
                                                             --------
Total Poland                                                   65,567
                                                             ========
(Cost $67,189)


SOUTH AFRICA (e) 1.3%

Republic of South Africa
  16.300% due 10/17/97         SR               46,430          9,911
                                                            ---------
Total South Africa                                              9,911
                                                            =========
(Cost $10,360)


SUPRANATIONAL (c)(e) 1.2%

European Bank for
 Reconstruction & Development
 9.000% due 04/22/98           PP              183,000          5,066
World Bank
  10.250% due 04/11/02                         155,000          4,201
                                                             --------
Total Supranational                                             9,267
                                                             ========
(Cost $12,840)


SWEDEN (c)(e) 26.4%

Kingdom of Sweden
  11.000% due 01/21/99         SK              808,100        114,888
  10.250% due 05/05/00                         493,800         73,032
  13.000% due 06/15/01                          40,000          6,603
   9.000% due 04/20/09                          53,300          8,615
                                                             --------
Total Sweden                                                  203,138
                                                             ========
(Cost $195,426)


UNITED STATES 38.2%

Corporate Bonds and
 Notes 11.5%

Champion Home Equity Loan
 Trust 8.531% due 02/25/28 (d)  $                               7,552
Ford Motor Credit Corp.
   5.960% due 03/23/99 (d)                      12,500         12,493
Salomon, Inc.
   3.650% due 02/14/02 (h)                      58,692         57,060
Student Loan Marketing Assn.
   6.040% due 10/25/07 (d)                       3,500          3,500
TCI Communications, Inc.
   6.394% due 04/01/02 (d)                       7,200          7,103
                                                             --------
                                                               87,847
                                                             ========

U.S. Treasury Bonds 11.9%
   6.750% due 08/15/26                          83,000         86,190
   6.385% due 08/15/27                           5,500          5,476
                                                             --------
                                                               91,666
                                                             ========

Mortgage-Backed Securities 14.8%

Federal Home Loan Mortgage Corp.
   7.850% due 06/01/22 (d)                       3,978          4,179
   8.000% due 08/01/22 (d)                       1,985          2,071



                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
Federal National Mortgage Assn.
   8.121% due 07/01/21 (d)                 $             2,326   $      2,448
   7.961% due 11/01/22 (d)                               2,845          2,977
   7.586% due 01/01/23 (d)                               3,192          3,329
   7.632% due 01/01/23 (d)                               4,114          4,295
   7.900% due 08/01/23 (d)                               3,103          3,246
   6.110% due 10/23/27 (d)                              15,000         14,902

Government National Mortgage Assn.
   7.125% due 07/20/22-09/20/23 (d)(g)                  21,751         22,423
   6.875% due 10/20/23 (d)                               3,547          3,651
   7.375% due 04/20/25-05/20/25 (d)(g)                  13,869         14,298
   6.500% due 10/20/26 (d)                               3,744          3,843

Pacific Southwest Bank
   6.060% due 06/15/02                                   5,510          5,494

Resolution Trust Corp.
   6.664% due 06/25/21 (d)                               2,397          2,322

Ryland Acceptance Corp.
   8.086% due 09/25/23 (d)                              24,019         24,597
                                                                   ----------
                                                                      114,075
                                                                   ==========

Total United States                                                   293,588
                                                                   ==========
(Cost $293,139)

PURCHASED PUT OPTIONS 0.0%

U.S. Treasury Note (CBOT)
   8.000% due 12/31/97
   Strike @ 100.00 Exp. 11/17/97                       180,000             28
                                                                   ----------
Total Purchased Put Options                                                28
                                                                   ==========
(Cost $55)


PURCHASED CALL OPTIONS (e) 2.6%

Bankers Acceptance Future (MSE)
   Strike @ 94.00 Exp. 12/15/97           C$         1,900,000          6,292
Kingdom of Sweden (OTC)
   11.000% due 01/21/99 (j)
   Strike @ 91.41 Exp. 01/28/98           SK           616,500         12,104
   10.250% due 05/05/00 (j)
   Strike @ 95.38 Exp. 01/28/98                         40,000            780

Matif PIBOR Future (MAT)
   Strike @ 95.00 Exp. 12/15/97           FF         1,000,000            591
   Strike @ 95.50 Exp. 12/15/97                        500,000            191
                                                                   ----------
Total Purchased Call Options                                           19,958
                                                                   ==========
(Cost $19,557)

SHORT-TERM INSTRUMENTS 6.9%

Commercial Paper 5.2%

BellSouth Telecommunications, Inc.
   5.580% due 10/03/97                     $             3,300          3,299

General Motors Acceptance Corp.
   5.580% due 10/24/97                                  20,000         19,929
   5.540% due 11/03/97                                   2,400          2,388

KFW International Finance, Inc.
   5.510% due 11/13/97                                  11,300         11,226
   5.500% due 11/19/97                                   2,800          2,779
                                                                   ----------
                                                                       39,621
                                                                   ==========

Repurchase Agreements 1.0%

State Street Bank
   5.000% due 10/01/97                                   7,933          7,933
(Dated 09/30/97.  Collateralized by U.S.
Treasury Bond 6.250% 08/31/02 valued at
$8,094,794.  Repurchase proceeds are
$7,934,102.)

U.S. Treasury Bills (b)(g) 0.7%
   5.036% due 10/02/97 - 11/13/97                        5,345          5,327
                                                                   ----------
Total Short-Term Instruments                                           52,881
                                                                   ==========
(Cost $52,881)

TOTAL INVESTMENTS (a) 147.5%                                       $1,134,715
                                                                   ==========
(Cost $1,143,208)

WRITTEN OPTIONS (f) 0.0%                                                  (30)
(Premiums $18)

OTHER ASSETS AND LIABILITIES (NET) (47.5%)                           (365,233)
                                                                   ----------
NET ASSETS 100.0%                                                  $  769,452
                                                                   ==========


September 30, 1997 (unaudited)


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there was an excess of value over tax cost.             $ 17,532

     Aggregate gross unrealized depreciation for all investments
     in which there was an excess of tax cost over value.             $(26,025)
                                                                      --------

     Unrealized depreciation-net                                      $ (8,493)
                                                                      ========

(b) Securities with an aggregate market value of $5,327 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                      Unrealized
                                                                   Appreciation/
Type                                                 Contracts    (Depreciation)
================================================================================

Commonwealth of Australia 3 Year Note (12/97)               29           $   26
Commonwealth of Canada 10 Year Bond (12/97)                200                7
Republic of France 10 Year (12/97)                          83              (78)
Swiss Franc vs 90 Day Libor Rate Option (12/97)          1,350             (178)
U.S. Treasury 10 Year Note (12/97)                       2,131            2,392
U.S. Treasury 30 Year Bond (12/97)                         110              141
                                                                         ------
                                                                         $2,310
                                                                         ======

(c)  Foreign forward currency contracts outstanding at September 30, 1997:

                       Principal Amount                               Unrealized
                             Covered by        Expiration          Appreciation/
Type                           Contract             Month         (Depreciation)
================================================================================

Buy        A$                     2,148             10/97               $   (42)
Sell                             36,658             10/97                   291
Sell                             17,517             11/97                   280
Buy        AP                    10,450             10/97                   451
Buy        BF                     1,400             12/97                     1
Buy        BP                     2,113             10/97                   (88)
Sell                             21,056             10/97                  (133)
Sell                              1,468             11/97                   (38)
Sell                                235             01/98                     0
Buy        C$                    46,252             11/97                   114
Buy                              89,131             12/97                   167
Buy                              89,500             03/98                  (143)
Sell                             70,061             11/97                  (139)
Sell                             80,918             12/97                  (280)
Sell                             97,259             03/98                 1,625
Sell       CK                   476,150             10/97                  (794)
Buy        DG                    11,990             12/97                    (3)
Sell                              9,684             11/97                  (206)
Sell       DK                     3,036             10/97                     0
Buy        DM                   265,871             10/97                   254
Buy                              13,206             11/97                   348
Buy                             112,066             12/97                   786
Buy                              78,218             01/98                   (60)
Sell                            242,260             10/97                  (887)
Sell                            176,600             11/97                (3,919)
Sell                             55,198             12/97                  (142)
Buy        EC                     9,243             10/97                    18
Sell                              9,243             10/97                    53
Sell                             10,864             01/98                     5
Buy        FF                     2,839             10/97                     0
Sell                              5,209             10/97                    (5)
Sell                              7,210             11/97                   (67)
Sell                              3,057             12/97                     0
Sell       FM                    46,095             10/97                   118
Sell                             68,776             01/98                    29
Sell       GD                   553,400             10/97                   (73)
Buy        IL                    11,128             10/97                     0
Buy        IP                    21,120             10/97                (1,115)
Buy        IR                    66,000             10/97                    (2)
Buy                              66,000             11/97                     0
Buy                          11,040,000             12/97                  (346)
Sell                             66,000             10/97                     0
Buy        JY                   450,900             10/97                    20
Buy                           8,197,196             11/97                    98
Buy                           4,484,000             12/97                   152
Sell                            450,900             10/97                   250
Sell                         14,884,196             11/97                 3,015
Sell                          4,484,000             12/97                   590
Sell       MR                    40,580             12/97                 1,135
Buy        N$                     7,844             12/97                    74
Sell                            195,840             10/97                 5,165
Sell                             29,839             12/97                  (166)
Buy        PP                    56,530             10/97                   (12)
Buy        SF                   262,437             10/97                 2,145

                       Principal Amount                               Unrealized
                             Covered by        Expiration          Appreciation/
Type                           Contract             Month         (Depreciation)
================================================================================
Sell                            151,976             10/97               $(1,066)
Sell                             55,736             11/97                (1,649)
Sell                            142,127             01/98                  (368)
Buy        SK                   419,875             10/97                 1,879
Buy                             499,507             11/97                 3,653
Buy                              15,600             12/97                    51
Sell                            986,884             10/97                  (454)
Sell                            204,000             11/97                (1,025)
Buy        SP                 8,063,830             10/97                  (508)
Buy                           4,357,641             11/97                 1,606
Buy                           7,500,826             12/97                   147
Sell                         16,618,755             10/97                  (148)
Sell                          5,267,869             12/97                  (202)
Sell       SR                    11,890             10/97                   (42)
                                                                        -------
                                                                        $10,398
                                                                        =======

(d)  Variable Rate Security. The rate listed is as of September 30, 1997.

(e)  Principal amount denoted in indicated currency:

     A$  -  Australian Dollar             IL  -  Italian Lira
     AP  -  Argentine Peso                IP  -  Irish Punt
     BF  -  Belgian Franc                 IR  -  Indonesian Rupiah
     BP  -  British Pound                 JY  -  Japanese Yen
     C$  -  Canadian Dollar               MP  -  Mexican Peso
     CK  -  Czech Koruna                  MR  -  Malaysian Ringgit
     DG  -  Dutch Guilder                 N$  -  New Zealand Dollar
     DK  -  Danish Krone                  PP  -  Philippines Peso
     DM  -  German Mark                   PZ  -  Polish Zloty
     EC  -  European Currency Unit        SF  -  Swiss Franc
     FF  -  French Franc                  SK  -  Swedish Krona
     FM  -  Finnish Markka                SP  -  Spanish Peseta
     GD  -  Greek Drachma                 SR  -  South African Rand
     HF  -  Hungarian Forint

(f)  Premiums received on Written Options:

                                                              Premiums    Market
Type                                               Par        Received     Value
================================================================================
Put - Indonesian Rupiah vs US Dollar (OTC)
     Strike @ 3,400.00 Exp. 10/31/97         IR    5,100,000       $18       $30

(g)  Securities are grouped by coupon and
     represent a range of maturities.

(h)  Principal amount of the security is
     adjusted for inflation.

(i)  Swap agreements outstanding at
     September 30, 1997:

                                                         Notional     Unrealized
Type                                                       Amount   Appreciation
================================================================================
Receive floating rate on 6 month Yen/LIBOR
and pay fixed rate.

Broker: Deutsche Bank AG New York
Exp. 09/11/07                                 JY       25,300,000             $0

Receive fixed rate and pay floating rate on Australian 6 month Bank Bill Rate.

Broker: Deutsche Bank AG New York
Exp. 09/11/07                                 A$          350,000              0
                                                                              --
                                                                              $0
                                                                              ==

(j)  Security is subject to outstanding forward sale commitment.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

September 30, 1997 (unaudited)


1. Organization and Significant Accounting Policies

The International Bond Fund (the "Fund") is a series of the PIMCO Funds (the "Trust"). The Trust was organized under the laws of the Commonwealth of Massachusetts on February 19, 1987, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The following is a summary of significant accounting policies followed in the preparation of the Fund's financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income to the Fund. If the counter-party to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency purchased is $361,769,077 related to these financing transactions.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis commencing on the settlement date of the transaction, and includes the accretion of discounts and amortization of premiums.

Dividends and Distributions to Shareholders. The Fund declares and distributes dividends representing substantially all net investment income on a quarterly basis. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once each year. The Fund records distributions to shareholders on the ex-dividend date. Distributions of foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investment relative to the U.S. dollar, are reported to shareholders as ordinary income distributions in accordance with the provisions of the Internal Revenue Code.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for federal income taxes has been made.

Futures and Options. The Fund is authorized to enter into futures contract and options. The Fund may use futures contracts to manage its exposure to the bond market or change in interest rates and currency values, or for gaining exposure to markets. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

Forward Currency Contracts. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign country or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency transactions arise from changes in currency exchange rates.

Swaps. The Fund is authorized to enter into interest, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The agreements involve elements of credit risk identified as the cost of replacing those agreements for which PIMCO is in a net receivable position in the event of counterparty default.
     At September 30, 1997, the Fund was a party to swap agreements. The agreements involve the contractual exchange of payments whereby the Funds will
(i) receive proceeds based on 6 month Yen LIBOR and pay a fixed rate; and (ii) receive a fixed rate and pay a floating rate based on the 6 month Australian Bank Bill Rate. The differential to be paid or received is recognized daily over the life of the agreement. For the period ended September 30, 1997, net payments of $5,059 were made in connection with the agreements and is included in interest income of the Fund.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

September 30, 1997 (unaudited)


     The following security was subject to outstanding forward sale commitments at September 30, 1997 which are covered by purchased call options (amounts in thousands):

                                Principal
                                 Amount        Value      Proceeds
                                ---------    ---------   ----------
Kingdom of Sweden       SK       656,500      $93,564      $92,496
                                              -------      -------
                                              $93,564      $92,496
                                              =======      =======

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

2. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. PIMCO serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Administration Fee. PIMCO also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on the Fund's average daily net assets at the annual rate of 0.25%.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed in Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

Distributor. PIMCO Funds Distribution Company ("PFDCO"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Fund's shares.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the Fund for the period ended September 30, 1997 were as follows ($ in thousands):


                Purchases                                  Sales
  U.S. Government/Agency       Other        U.S. Government/Agency      Other
  ----------------------    -----------     ----------------------   -----------
         $1,241,457          $3,695,475           $1,190,550          $4,568,607

4. Transactions in Written Call and Put Options were as follows ($ in thousands):

                                  Premiums
                                  --------

Balance at March 31, 1997            $ 0
Sales                                 18
Closing buys                           0
Expirations                            0
Exercised                              0
                                     ---
Balance at September 30, 1997        $18
                                     ===

5. Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):

                                               Period Ended         Year Ended
                                            September 30, 1997    March 31, 1997

Shares sold                                        13,581              34,437
Shares redeemed                                   (45,362)           (212,584)
Shares issued as reinvestment of dividends          1,247              18,752
                                                   ------             -------
Net decrease                                      (30,534)           (159,395)
                                                   ======             =======

6. Federal Income Tax Matters

For the year ended March 31, 1997, the Fund utilized capital loss carryforwards of $19,435,112.

                     [This Page Left Blank Intentionally]

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $108 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of six investment advisory firms which form PIMCO Advisors L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $130 billion. Widely recognized for providing consistent performance and high-quality client service, the six affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors L.P. trade on the New York Stock Exchange under the ticker symbol "PA."



Trustees and Officers
     Brent R. Harris  Chairman and Trustee
     Guilford C. Babcock Trustee
     Vern O. Curtis Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     R. Wesley Burns President
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer


Investment Advisor and Administrator
     Pacific Investment Management Company
     840 Newport Center Drive, Suite 360
     Newport Beach, California 92660


Transfer Agent and Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Counsel
     Dechert Price & Rhoads
     1500 K Street N.W.
     Washington, D.C. 20005


Independent Accountants
     Price Waterhouse LLP
     1055 Broadway
     Kansas City, Missouri 64105
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                                   P I M C O
                      840 Newport Center Drive, Suite 360
                            Newport Beach, CA 92660
                                (800) 927-4648


This report is submitted for the general information of the shareholders of the PIMCO International Bond Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

PIMCO Funds Distribution Company
2187 Atlantic Street, Stamford, CT 06902